Fair Value of Financial Instruments (Tables)	9 Months Ended
Jul. 31, 2019
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Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet

Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet

Set out in the following table are the amounts that would be reported if all financial assets and liabilities not currently carried at fair value were reported at their fair values. Refer to Note 17 to our annual consolidated financial statements for the year ended October 31, 2018 on pages 184 to 190 for further discussion on the determination of fair value.

(Canadian $ in millions)	July 31, 2019		October 31, 2018
	Carrying value	Fair value	Carrying value	Fair value
Securities
Amortized cost	15,024	15,102	6,485	6,288
Loans (1)
Residential mortgages	121,989	122,548	119,544	118,609
Consumer instalment and other personal	65,465	65,806	62,687	62,618
Credit cards	8,504	8,504	8,099	8,099
Business and government (2)	219,681	220,625	192,225	191,989
	415,639	417,483	382,555	381,315

Deposits (3)	537,378	538,311	506,742	506,581
Securitization and structured entities’ liabilities	25,544	25,753	25,051	24,838
Subordinated debt	6,876	7,174	6,782	6,834

  This table excludes financial instruments with a carrying value approximating fair value, including cash and cash equivalents, interest bearing deposits with banks, securities borrowed or purchased under resale agreements, customers’ liability under acceptances, other assets, acceptances, securities lent or sold under repurchase agreements and other liabilities.

(1)	Carrying value of loans is net of allowance.
(2)	Excludes $2,230 million of loans classified as FVTPL as at July 31, 2019 ($1,450 million as at October 31, 2018).
(3)	Excludes $16,005 million of structured note liabilities designated at fair value through profit or loss and accounted for at fair value ($14,186 million as at October 31, 2018).

Summary of Assets and Liabilities categorized by the Fair Value Hierarchy

The extent of our use of actively quoted market prices (Level 1), internal models using observable market information as inputs (Level 2) and internal models without observable market information as inputs (Level 3) in the valuation of securities, loans, fair value liabilities, derivative assets and derivative liabilities was as follows:

(Canadian $ in millions)				July 31, 2019
	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	7,593	2,041	-	9,634
Canadian provincial and municipal governments	3,320	4,655	-	7,975
U.S. federal government	8,253	1,324	-	9,577
U.S. states, municipalities and agencies	18	439	-	457
Other governments	1,187	579	-	1,766
NHA MBS, U.S. agency MBS and CMO	31	9,494	246	9,771
Corporate debt	2,450	6,372	26	8,848
Loans	-	193	-	193
Corporate equity	46,684	1	-	46,685
	69,536	25,098	272	94,906
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	526	150	-	676
Canadian provincial and municipal governments	159	1,097	-	1,256
U.S. federal government	6	67	-	73
Other governments	-	49	-	49
NHA MBS, U.S. agency MBS and CMO	-	5	-	5
Corporate debt	80	7,892	-	7,972
Corporate equity	1,543	68	1,906	3,517
	2,314	9,328	1,906	13,548
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	9,707	1,337	-	11,044
Canadian provincial and municipal governments	4,376	2,771	-	7,147
U.S. federal government	15,564	1,952	-	17,516
U.S. states, municipalities and agencies	-	4,164	1	4,165
Other governments	2,837	4,228	-	7,065
NHA MBS, U.S. agency MBS and CMO	-	14,943	-	14,943
Corporate debt	2,260	3,215	-	5,475
Corporate equity	-	-	79	79
	34,744	32,610	80	67,434
Business and government Loans	-	66	2,164	2,230
Fair Value Liabilities
Securities sold but not yet purchased	18,237	8,966	172	27,375
Structured note liabilities and other note liabilities	-	16,005	-	16,005
Investment contract liabilities	-	1,011	-	1,011
	18,237	25,982	172	44,391
Derivative Assets
Interest rate contracts	13	9,594	-	9,607
Foreign exchange contracts	6	10,334	-	10,340
Commodity contracts	146	984	-	1,130
Equity contracts	214	857	-	1,071
Credit default swaps	-	52	-	52
	379	21,821	-	22,200
Derivative Liabilities
Interest rate contracts	8	7,161	-	7,169
Foreign exchange contracts	8	12,061	-	12,069
Commodity contracts	141	1,518	-	1,659
Equity contracts	129	2,482	-	2,611
Credit default swaps	-	104	1	105
	286	23,326	1	23,613

(Canadian $ in millions)				October 31, 2018
	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	9,107	1,213	-	10,320
Canadian provincial and municipal governments	4,013	4,689	-	8,702
U.S. federal government	9,465	52	-	9,517
U.S. states, municipalities and agencies	78	1,138	-	1,216
Other governments	1,210	201	-	1,411
NHA MBS, U.S. agency MBS and CMO	60	8,869	255	9,184
Corporate debt	2,973	6,218	7	9,198
Loans	-	199	-	199
Corporate equity	49,946	4	-	49,950
	76,852	22,583	262	99,697
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	328	103	-	431
Canadian provincial and municipal governments	219	727	-	946
U.S. federal government	69	-	-	69
Other governments	-	-	-	-
NHA MBS, U.S. agency MBS and CMO	-	7	-	7
Corporate debt	178	6,643	-	6,821
Corporate equity	1,378	134	1,825	3,337
	2,172	7,614	1,825	11,611
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	11,978	827	-	12,805
Canadian provincial and municipal governments	3,315	3,547	-	6,862
U.S. federal government	16,823	-	-	16,823
U.S. states, municipalities and agencies	14	3,640	1	3,655
Other governments	3,143	1,647	-	4,790
NHA MBS, U.S. agency MBS and CMO	-	13,687	-	13,687
Corporate debt	1,959	1,797	-	3,756
Corporate equity	-	-	62	62
	37,232	25,145	63	62,440
Business and government Loans	-	-	1,450	1,450
Fair Value Liabilities
Securities sold but not yet purchased	26,336	2,468	-	28,804
Structured note liabilities and other note liabilities	-	14,186	-	14,186
Investment contract liabilities	-	800	-	800
	26,336	17,454	-	43,790
Derivative Assets
Interest rate contracts	18	8,959	-	8,977
Foreign exchange contracts	16	12,983	-	12,999
Commodity contracts	166	1,894	-	2,060
Equity contracts	286	1,872	-	2,158
Credit default swaps	-	10	-	10
	486	25,718	-	26,204
Derivative Liabilities
Interest rate contracts	14	8,620	-	8,634
Foreign exchange contracts	2	11,852	-	11,854
Commodity contracts	295	1,161	-	1,456
Equity contracts	246	2,183	1	2,430
Credit default swaps	-	36	1	37
	557	23,852	2	24,411

  Certain comparative figures have been reclassified to conform with the current period’s presentation.

Summary of Changes in Level 3 Instruments Carried At Fair Value

The table below presents a reconciliation of all changes in Level 3 financial instruments during the three and nine months ended July 31, 2019, including realized and unrealized gains (losses) included in earnings and other comprehensive income.

		Change in fair value
(Canadian $ in millions) For the three months ended July 31, 2019	Balance April 30, 2019	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at July 31, 2019	Change in unrealized gains (losses) recorded in income for instruments still held
Trading Securities
NHA MBS and U.S. agency MBS and CMO	215	(15)	(3)	97	(96)	-	53	(5)	246	(6)
Corporate debt	7	-	-	26	(6)	-	-	(1)	26	-
Total trading securities	222	(15)	(3)	123	(102)	-	53	(6)	272	(6)
FVTPL Securities
Corporate equity	1,907	10	(21)	77	(66)	(1)	-	-	1,906	16
Total FVTPL securities	1,907	10	(21)	77	(66)	(1)	-	-	1,906	16
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	69	-	-	10	-	-	-	-	79	na
Total FVOCI securities	70	-	-	10	-	-	-	-	80	na
Business and government Loans	2,172	-	(31)	155	-	(132)	-	-	2,164	-
Fair Value Liabilities
Securities sold but not yet purchased	-	-	-	-	172	-	-	-	172	-
Total fair value liabilities	-	-	-	-	172	-	-	-	172	-
Derivative Liabilities
Equity contracts	-	-	-	-	-	-	-	-	-	-
Credit default swaps	-	-	-	-	-	-	1	-	1	-
Total derivative liabilities	-	-	-	-	-	-	1	-	1	-

(1)	Foreign exchange translation on financial instruments held by foreign subsidiaries is included in other comprehensive income, net foreign operations na – Not applicable

		Change in fair value
(Canadian $ in millions) For the nine months ended July 31, 2019	Balance October 31, 2018	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at July 31, 2019	Change in unrealized gains (losses) recorded in income for instruments still held
Trading Securities
NHA MBS and U.S. agency MBS and CMO	255	(22)	1	280	(326)	-	98	(40)	246	(13)
Corporate debt	7	-	-	32	(12)	-	-	(1)	26	-
Total trading securities	262	(22)	1	312	(338)	-	98	(41)	272	(13)
FVTPL Securities
Corporate equity	1,825	20	2	324	(264)	(1)	-	-	1,906	36
Total FVTPL	1,825	20	2	324	(264)	(1)	-	-	1,906	36
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	62	-	-	17	-	-	-	-	79	na
Total FVOCI securities	63	-	-	17	-	-	-	-	80	na
Business and government Loans	1,450	7	13	1,369	-	(675)	-	-	2,164	-
Fair Value Liabilities
Securities sold but not yet purchased	-	-	-	(7)	179	-	-	-	172	-
Total fair value liabilities	-	-	-	(7)	179	-	-	-	172	-
Derivative Liabilities
Equity contracts	1	-	-	-	-	-	-	(1)	-	-
Credit default swaps	1	-	-	-	-	-	1	(1)	1	-
Total derivative liabilities	2	-	-	-	-	-	1	(2)	1	-

(1)	Foreign exchange translation on financial instruments held by foreign subsidiaries is included in other comprehensive income, net foreign operations na – Not applicable